EQUITY (Schedule of Assumptions Used to Value Options) (Details) - Year	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	93.00%	73.00%	69.00%
Risk-free interest rate (%)	4.00%	4.00%	4.00%
Expected life of options (in years)	6	6	6